Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Financial Instruments
Schedule of estimated fair value and carrying value of assets and liabilities

		As of		As of
		September 30, 2020		December 31, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$25,048	25,048	39,126	$39,126
Restricted cash	1	18,734	18,734	20,693	20,693
Derivative instruments	2	(28,917)	(28,917)	(14,935)	(14,935)
Other:
Amounts due from affiliate	2	3,658	3,658	4,296	4,296
Advances (shareholder loans) to joint ventures	2	4,069	4,212	3,831	4,029
Current amounts due to owners and affiliates	2	(2,427)	(2,427)	(2,513)	(2,513)
Lampung facility	2	(99,415)	(104,164)	(112,713)	(119,598)
$385 million facility	2	(325,789)	(334,127)	(344,248)	(352,219)
Revolving credit facility due to owners & affiliates	2	$(11,292)	(11,237)	(8,792)	$(8,717)

Summary of Financing receivables and net investment in financing lease

				As of
Class		Credit Quality		September 30,	December 31,
(in thousands of U.S. dollars)	Year	Indicator	Grade	2020	2019
Advances/ shareholder loans to joint ventures	2006	Collection experience	Performing	$4,069	$3,831
Net investment in financing lease	2014	Credit information	Performing	$275,433	$278,904